Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes Payable [Abstract]
Taxes on revenues	$ 275	$ 1,425
Income taxes	445	2,112
Other taxes payable	158	352
Taxes payable	$ 878	$ 3,889